Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents (Notes 2(g) and 11)	$ 41,712	$ 46,104
Trade accounts receivable, less allowance for doubtful accounts of $0 in 2018 and $0 in 2017 (Notes 2(i) and 12(a))
Amounts due from related parties (Note 18(d)))	1,141	571
Inventories (Note 2(j))	2,443	2,241
Derivative assets (Notes 2(q), 10 and 11)	4,621	1,579
Other current assets (Notes 2(k) and 12(b))	2,462	5,610
Total current assets	52,379	56,105
Long-term assets:
Vessels, net of accumulated depreciation (Notes 2(l), 2(m), 2(n), 13 and 18(f))	1,767,080	1,723,023
Intangible assets, net (Notes 2(o) and 14(a))	1,891	2,497
Derivative assets (Notes 2(q), 10 and 11)	11,667	9,850
Accrued income	3,807	1,693
Total long term assets	1,784,445	1,737,063
Total assets	1,836,824	1,793,168
Current liabilities:
Trade accounts payable (Note 18(e))	4,800	5,224
Accrued expenses (Note 15)	6,464	6,504
Current portion of long-term debt (Notes 11 and 16)	106,926	92,985
Current portion of derivative liabilities (Notes 2(q), 10 and 11)	1,740	978
Income taxes payable (Notes 2(r) and 17)	130	175
Current portion of contract liabilities (Notes 2(o) and 14(b))	1,518	1,518
Prepaid charter (Note 2(s))	5,771	9,980
Amount due to related parties (Note 18(d))	1,070	5,450
Total current liabilities	128,419	122,814
Long-term liabilities:
Long-term debt (Notes 2(p), 11 and 16)	970,365	933,630
Derivative liabilities (Notes 2(q), 10 and 11)	345	164
Contract liabilities (Notes 2(o) and 14(b))	5,203	6,722
Deferred tax liabilities (Notes 2(r) and 17)	453	624
Total long-term liabilities	976,366	941,140
Total liabilities	1,104,785	1,063,954
Commitments and contingencies (Notes 2(t) and 19)
Series A Convertible Preferred Units (Notes 22 and 23)	89,264	89,264
Partners' capital:
Common unitholders: 32,694,094 units issued and outstanding at December 31, 2018 and 2017.	631,244	628,471
General partner interest: 615,117 units issued and outstanding at December 31, 2018 and 2017.	11,531	11,479
Total partners' capital	642,775	639,950
Total liabilities and equity	$ 1,836,824	$ 1,793,168